UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DW Investment Management, LP
Address: 590 Madison Avenue
         9th Floor
         New York, New York  10022

13F File Number:  028-14046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Warren
Title:     Chief Executive Officer
Phone:     212.751.6160

Signature, Place, and Date of Signing:

 /s/ David Warren     New York, NY/USA     February 17, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $70,900 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108     7775   500000 SH       SOLE                   500000
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     7690   500000 SH       SOLE                   500000
BEAZER HOMES USA INC           COM              07556Q105     6200  2500000 SH       SOLE                  2500000
DANA HLDG CORP                 COM              235825205     2400   200000 SH       SOLE                   200000
MPG OFFICE TR INC              COM              553274101       80    40000 SH       SOLE                    40000
SANDRIDGE ENERGY INC           COM              80007P307    24810  3000000 SH       SOLE                  3000000
SPDR S&P 500 ETF TR            TR UNIT          78462F103      308    14000 SH  PUT  SOLE                    14000
SPRINT NEXTEL CORP             COM SER 1        852061100     7939  3400000 SH       SOLE                  3400000
SUNCOKE ENERGY INC             COM              86722A103    13698   947984 SH       SOLE                   947984